PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
24.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2016	2017
	US$	US$

ASSETS
Cash and cash equivalents	34,072	11,801
Prepayments and other current assets	491	1,485
Amounts due from subsidiaries	-	8,835

Total current assets	34,563	22,121

Non-current assets:
Property and equipment, net	12	-
Long-term investments	54,408	52,283
Investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	753,117	992,902

Total non-current assets	807,537	1,045,185

Total assets	842,100	1,067,306

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Convertible notes- current	-	5,700
Accrued expenses and other liabilities	11,401	3,850
Amounts due to subsidiaries and PRC Domestic Entities	48,301	-

Total current liabilities	59,702	9,550

Non-current liabilities:
Convertible senior notes	295,268	291,365
Long-term loans	-	26,808
Total non-current liabilities	295,268	318,173

Total liabilities	354,970	327,723

Commitments and contingencies	-	-

Shareholders’ equity:

Class A ordinary shares, par value HK$1.00 per share, 600,000,000 shares authorized for Class A and Class B in aggregate, and 64,360,062 shares and 64,012,758 shares issued and outstanding as of December 31, 2016 and 2017, respectively	9,157	9,204
Class B ordinary shares, par value HK$1.00 per share, 600,000,000 shares authorized for Class A and Class B in aggregate, and 24,336,650 shares and 24,336,650 shares issued and outstanding as of December 31, 2016 and 2017, respectively	3,124	3,124
Additional paid-in capital	488,943	500,666
Accumulated other comprehensive income (loss)	(81,349)	137,630
Retained earnings	203,870	225,574
Treasury stock	(136,615)	(136,615)

Total shareholders’ equity	487,130	739,583

Total liabilities and shareholders’ equity	842,100	1,067,306

Condensed statements of comprehensive income (loss)

	For the Years Ended December 31,
	2015	2016	2017
	US$	US$	US$

Revenues	-	-	-
Cost of revenues	-	-	-
Gross profit	-	-	-
General and administrative (expenses) income	3,023	3,610	(998)

Operating (loss) income	3,023	3,610	(998)

Equity in profits (losses) of subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	(6,254)	(167,967)	27,339
Interest income	260	1,775	196
Interest expenses	(12,108)	(17,807)	(7,233)
Realized gain on available-for-sale security (including accumulated other comprehensive income reclassifications for unrealized net gain on available-for-sale security of US$10,583 and US$2,736 for the years ended 2016 and 2017, respectively)	-	10,583	2,736
Investment income	-	1,571	2,221
Other-than-temporary impairment on available-for-sale securities	-	(2,232)	(2,768)
Foreign exchange gain (loss)	(17)	832	211

Income (loss) before income taxes	(15,096)	(169,635)	21,704

Income tax expenses	-	-

Net income (loss)	(15,096)	(169,635)	21,704

Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(55,928)	(60,732)	56,571
Amounts reclassified from accumulated other comprehensive income	-	(10,583)	(2,736)
Unrealized gain (loss) on available-for-sale securities	(4,002)	7,326	14,575
Other comprehensive income (loss) recorded by subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	-	-	198,263
Gain (loss) on intra-entity foreign transactions of long-term-investment nature	-	(6,996)	1,872

Other comprehensive income (loss), before tax	(59,930)	(70,985)	268,545
Income tax expense related to components of other comprehensive income	-	-	(49,566)

Other comprehensive income (loss), net of tax	(59,930)	(70,985)	218,979
Comprehensive income (loss)	(75,026)	(240,620)	240,683

Condensed statements of cash flows

	2015	2016	2017
	US$	US$	US$

Net cash provided by (used in) operating activities	(4,718)	117,398	(67,381)
Net cash (used in) provided by investing activities	(78,196)	11,575	13,931
Net cash (used in) provided by financing activities	489,695	(522,057)	31,179
Net (decrease) increase in cash and cash equivalents	406,781	(393,084)	(22,271)
Cash and cash equivalents at beginning of year	20,374	427,156	34,072
Cash and cash equivalents at end of year	427,155	34,072	11,801

Basis of Presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries which it effectively controls through contractual agreements, under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries, PRC Domestic Entities, and PRC Domestic Entities’ subsidiaries” and the subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries’ profit or loss as “Equity in profits (losses) of subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries” on the condensed statements of comprehensive income (loss). The parent company only condensed financial information should be read in conjunction with the Company’s consolidated financial statements.